Contracted concessional assets (Tables)	6 Months Ended
Jun. 30, 2020
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Contracted concessional assets cost	10,435,825	10,384,597
Amortization and impairment	(2,400,935)	(2,223,468)
Total	8,034,890	8,161,129